Business Combinations - Summary of Purchase Price Allocation to Identifiable Assets Acquired and Net Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 09, 2025	Dec. 31, 2024	Aug. 29, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill	$ 26,324		$ 22,168		$ 21,832
Acquisition of Weni [Member]
Business Combination [Line Items]
Cash and cash equivalents				$ 97
Trade receivables				1,525
Other current and non-current assets				73
Property and equipment				45
Accounts payable				(1,004)
Other current and non-current liabilities				(704)
Fair value of identifiable intangible assets				1,115
Goodwill				2,906
Total consideration				$ 4,053
Acquisition of Newtail [Member]
Business Combination [Line Items]
Cash and cash equivalents		$ 32
Trade receivables		387
Other current and non-current assets		63
Property and equipment		6
Accounts payable		(356)
Other current and non-current liabilities		(68)
Fair value of identifiable intangible assets		1,440
Goodwill		2,496
Total consideration		$ 4,000